Note 3 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consisted of the following:
	December 31,
	2018	2019
Office equipment	143	150
Laboratory equipment	111	114
Motor vehicles	23	23
Leasehold improvements	109	103

	386	390
Less: accumulated depreciation	(104)	(181)

Property and equipment, net	282	209

Depreciation expenses for the years ended
December 31, 2017,
2018
and
2019
were
$32,
$48
and
$77,
respectively.